Private Placement and Public Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Placement and Public Warrants
Schedule of the Public and Private Warrants outstanding

	Number of Shares	Exercise Price	Expiration Date	Fair Value
Public Warrants	16,159,112	$11.50	December 21, 2028	$7,311,998
Private Warrants	515,000	$11.50	December 21, 2028	203,078
				$7,515,076

		Exercise
	Number of Shares	Price	Expiration Date	Initial Fair Value
Public Warrants	16,184,612	$11.50	December 21, 2028	1,942,153
Private Warrants	515,000	$11.50	December 21, 2028	66,952